Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Deferred tax assets and liabilities

	2021	2020
Deferred tax assets
Net operating losses	$8,927,213	$445,673
Research and development tax credit	30,429	22,086
Nonqualified stock options	334,519	2,351
Equipment	1,256	668
Goodwill	14,088	—
Bad debts	120,608	—
Accrued expenses and other	425,327	—
Business interest expense	—	983

Gross deferred tax assets	9,853,440	471,761
Valuation allowance	(9,728,975)	(418,227)
Net deferred tax assets	$124,465	$53,534

Deferred tax liabilities
Intangible assets	(130,023)	(35,985)
Goodwill	—	(21,935)

Deferred tax liabilities	(130,023)	(57,920)

Net deferred tax liability	$(5,558)	$(4,386)

Schedule of income tax expenses benefits

	2021	2020	2019

US current tax expense	$4,911	$—	$—
Foreign current tax expense	—	—	—
US deferred tax expense (benefit)	1,172	970	(79,870)

Provision for income tax expenses (benefit)	$6,083	$970	$(79,870)

Schedule of Effective tax rate

	2021		2020		2019

Income tax benefit at federal statutory rate	$(11,678,252)	21.0%	$(239,001)	21.0%	$(81,064)	21.0%
State and local income taxes net of federal tax benefit	(267,103)	0.5%	(27,523)	2.4%	(10,786)	2.8%
Rate differentials	(4,020)	0.0%	919	-0.1%	(32,230)	8.3%
Meals and entertainment, non-deductible expenses and tax-exempt income	72,503	-0.1%	1,042	-0.1%	1,682	-0.4%
Incentive stock option expense	59,055	-0.1%	11,945	-1.1%	—	0.0%
Nondeductible goodwill impairment	4,553,171	-8.2%	—	0.0%	—	0.0%
Nondeductible commitment fee	4,893,253	-8.8%	—	0.0%	—	0.0%
PPP loan forgiveness income	—	0.0%	(9,765)	0.9%	—	0.0%
Research and development credits	—	0.0%	(13,852)	1.2%	(8,234)	2.1%
STI taxable income prior to merger	—	0.0%	(41,843)	3.7%	(48,417)	12.5%
Change in provision for uncertain tax positions	1,177	0.0%	—	0.0%	—	0.0%
Change in valuation allowance	2,376,299	-4.3%	319,048	-28.0%	99,179	-25.6%

Provision for income tax expenses (benefit)	$6,083	0.0%	$970	-0.1%	$(79,870)	20.7%

Schedule of accrued uncertain tax positions

Beginning balance, December 31, 2020	$—
Acquired uncertain tax position	131,000
Interest	100
Ending balance, December 31, 2021	$131,100